Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

11.Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
License with indefinite life	9,882	9,882
Customer database	8,815	8,815
Trademark	65	65
Less: Accumulated amortization	(8,880)	(8,880)
Intangible assets, net	9,882	9,882

Amortization expenses for the years ended December 31, 2020, 2021 and 2022 was RMB11,709, RMB3,526 and nil, respectively.

11.Intangible assets, net (Continued)

For the years ended December 31, 2020 and 2021, the Group recognized impairment loss of RMB31,765 for the Microcredit license, RMB3,096 for software copyright and customer relationship, respectively. The Group did not record any impairment loss of intangible assets in 2022.

As of December 31, 2022, the balance of intangible asset is the enterprise credit investigation license with indefinite life acquired from acquisition of Qilehui. Therefore, amortization expenses related to the intangible asset for future periods are zero.